Corporate Expenses	6 Months Ended
Dec. 31, 2025
Corporate Expenses [Abstract]
Corporate expenses

Note 7. Corporate expenses

	Consolidated
	31 December 2025	31 December 2024
	$	$
Accounting expense	178,860	104,235
Professional Fees	209,125	11,226
Audit fees	36,997	19,321
Management Fees
Entertainment	536	32,968
Insurance	171,316	88,879
Investor Relation	-	110,316
Public Relation Fee	-	89,798
Legal Fee	148,512	-
	745,346	456,743